Prepayments and Other Assets - Summary of Other Assets (Parenthetical) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Prepayments And Other Assets [Line Items]
Allowance for doubtful accounts	¥ 0	¥ 0
Loans to employees to meet personal needs for period	1 year
Non-Monetary Contracts With Third Party Television Content Provider
Prepayments And Other Assets [Line Items]
Contract asset	¥ 40,000,000
Contract liability	40,000,000
Non-Monetary Contracts With Third Party Television Content Provider | Sales and Marketing Expenses
Prepayments And Other Assets [Line Items]
Amortization of contract asset	¥ 21,100,000
Minimum
Prepayments And Other Assets [Line Items]
Use of content period of use	6 months
Maximum
Prepayments And Other Assets [Line Items]
Use of content period of use	12 months